Investment Portfolioas of February 29, 2024 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 143.3%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	852,210
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,665,000	1,821,078
		2,673,288
Alaska 2.1%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	5,060,000	4,666,884
Alaska, Municipal Bond Bank Authority Revenue, Series 2, 4.0%, 6/1/2044	4,000,000	3,903,817
		8,570,701
Arizona 1.8%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,152,909
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,504,036
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	1,008,806
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,755,000	1,689,039
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,043,501
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, 144A, 5.0%, 6/15/2052	1,150,000	1,069,451
		7,467,742
California 8.9%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	1,450,000	1,381,785
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	1,067,945	1,009,156
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	345,404
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	4,036,241
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	500,000	458,880
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	2,525,000	2,656,495
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,825,145
Series B, AMT, 5.0%, 6/1/2048	240,000	239,158
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	987,504
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., “1”, Series A, 5.0%, 6/1/2048	700,000	732,456
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,083,355

Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2042	3,750,000	3,856,571
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,329,767
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,643,972
San Diego, CA, Unified School District, Proposition Z Bonds, Series M2, 3.0%, 7/1/2050	2,000,000	1,592,116
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	2,965,000	3,042,567
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, AMT, 5.0%, 5/1/2045	5,000,000	5,201,020
		36,421,592
Colorado 5.6%
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,000,000	1,987,376
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	9,612,628
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	1,305,000	1,306,828
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 12/1/2043	9,225,000	9,674,878
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	413,804
		22,995,514
District of Columbia 1.1%
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	2,137,957
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,495,525
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	750,000	682,365
		4,315,847
Florida 13.9%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,308,414
Broward County, FL, Airport System Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	323,996
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, 144A, 5.0%, 10/1/2049	1,500,000	1,468,419
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	1,015,000	998,160
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	215,000	216,376
Series A-1, 5.0%, 11/1/2058	345,000	345,635
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2052	3,170,000	3,174,492
Series A, 5.0%, 6/15/2055	1,540,000	1,533,874
Series A, 5.0%, 6/15/2056	440,000	437,531
Florida, Development Finance Corp., Brightline Holdings LLC, Series A, 144A, AMT, 8.0% (a), 7/1/2057	1,000,000	1,050,214
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	61,676
Series B, 5.0%, 7/1/2042	60,000	61,676
Series A-1, 5.0%, 7/1/2051	55,000	55,296
Series B, 5.0%, 7/1/2051	85,000	85,457
Series A-1, 5.0%, 2/1/2057	160,000	159,865
Series B, 5.0%, 7/1/2057	90,000	89,923

Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	1,000,000	1,024,984
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,464,137
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	882,145
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,533,051
Series A, AMT, 5.0%, 10/1/2047	965,000	987,456
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,591,384
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,566,189
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,019,456
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,414,220
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,002,162
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,384,443
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2047	640,000	671,347
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,830,303
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	2,701,477
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	367,383
Series C, 7.625%, 5/15/2058	455,000	491,347
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	4,850,000	4,974,036
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	3,775,000	3,576,460
Tampa, FL, Water & Waste Water System Revenue, Series A, 5.25%, 10/1/2057	1,500,000	1,654,987
		56,507,971
Georgia 8.2%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	2,002,044
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	620,000	584,778
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	375,000	406,308
Series A, 5.75%, 4/1/2053	400,000	453,905
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,082,846
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,248,604
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	3,640,000	3,241,402
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	2,000,000	1,804,168
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	770,000	819,821
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,028,629
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,629,877
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	3,110,000	3,300,578
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	1,018,654
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,756,892
		33,378,506

Hawaii 0.4%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,500,985
Illinois 11.7%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2041	2,000,000	1,884,280
Series D, 5.0%, 12/1/2046	2,000,000	2,004,028
Series A, 6.0%, 12/1/2049	2,000,000	2,219,243
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	820,274
Series A, 6.0%, 1/1/2038	405,000	424,531
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	1,012,513
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2053, INS: AGMC	1,355,000	1,456,414
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,861,086
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	465,000	428,981
Series A, 5.0%, 12/1/2052	3,000,000	3,091,222
Illinois, Housing Development Authority Revenue, Series K, 5.35%, 4/1/2047	1,250,000	1,313,709
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,166,221
Illinois, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 12/15/2051	10,000,000	2,482,064
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2046	3,000,000	2,753,846
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,765,625
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,464,521
Illinois, State General Obligation:
Series C, 4.0%, 10/1/2037	2,500,000	2,510,942
Series B, 5.0%, 10/1/2033	1,970,000	2,113,442
Series A, 5.0%, 5/1/2034	3,500,000	3,721,554
Series A, 5.0%, 5/1/2043	1,000,000	1,033,179
5.5%, 5/1/2039	1,915,000	2,117,100
5.75%, 5/1/2045	735,000	807,127
		47,451,902
Indiana 3.0%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,203,973
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	2,906,333
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	3,000,000	3,127,060
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	575,000	594,959
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	345,000	356,086
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	640,563
Series E, 6.125%, 3/1/2057	300,000	323,866
		12,152,840
Iowa 0.9%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	485,000	505,258

Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	2,000,000	2,161,076
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	885,000	786,984
		3,453,318
Kentucky 0.9%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	800,000	816,253
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	2,570,000	2,679,414
		3,495,667
Louisiana 2.6%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,093,447
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	1,155,000	1,248,401
Louisiana, State Gasoline & Fuels Tax Revenue, Series A-1, 3.65% (b), 3/1/2024, LOC: Toronto-Dominion Bank	1,000,000	1,000,000
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,065,702
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,182,631
		10,590,181
Maryland 2.6%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,641,980
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,585,022
Series A, 5.75%, 7/1/2053	575,000	629,206
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	756,804
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc., Series A, 5.0%, 7/1/2048	4,000,000	4,035,306
		10,648,318
Massachusetts 2.7%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	2,893,579
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,703,994
Massachusetts, General Obligation, Series B, 3.0%, 4/1/2048	3,000,000	2,397,665
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.25% (b), 3/7/2024, LOC: TD Bank NA	200,000	200,000
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,501,273
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	1,190,000	1,115,927
		10,812,438
Michigan 2.5%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	380,000	288,658
4.0%, 12/1/2051	400,000	289,127
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2049	260,000	238,287

Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,787,970
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,237,108
Wayne County, MI, Airport Authority Revenue:
Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,038,540
Series B, AMT, 5.5%, 12/1/2048, INS: AGMC	1,000,000	1,111,897
		9,991,587
Minnesota 2.9%
Minnesota, Duluth Economic Development Authority Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2058	5,350,000	5,406,138
Minnesota, State Office of Higher Education Revenue, AMT, 4.0%, 11/1/2042	1,715,000	1,685,784
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2035	4,000,000	4,880,339
		11,972,261
Missouri 1.3%
Kansas City, MO, Industrial Development Authority, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2055, INS: AGMC	1,540,000	1,573,741
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Obligated Group, Series C, 4.0%, 2/1/2048	2,000,000	1,624,136
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,500,000	1,440,135
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	545,000	471,086
Series A, 5.0%, 2/1/2046	335,000	321,630
		5,430,728
New Hampshire 0.5%
New Hampshire, Business Finance Authority Revenue, Series 2, 4.0%, 10/20/2036	2,209,878	2,112,697
New Jersey 5.6%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	1,400,000	1,507,471
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	113,669
Series QQQ, 4.0%, 6/15/2050	115,000	110,591
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	2,887,851
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,250,115
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	917,671
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	701,281
New Jersey, State Transportation Trust Fund Authority, Series AA, 4.0%, 6/15/2045	435,000	427,105
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	5,821,557
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	3,192,711
Series A, 5.0%, 12/15/2034	1,855,000	2,010,957
Series A, 5.0%, 12/15/2036	475,000	511,101
Series BB, 5.25%, 6/15/2050	1,145,000	1,255,290
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	68,954
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	1,315,000	1,363,579
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	800,000	850,833
		22,990,736

New York 9.1%
New York, Metropolitan Transportation Authority Revenue:
Series A-1, 4.0%, 11/15/2045	1,000,000	978,631
Series B, 5.0%, 11/15/2052	2,000,000	2,071,075
Series C-1, 5.25%, 11/15/2055	520,000	550,942
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	150,000	142,738
Series A, 4.0%, 7/1/2052	175,000	160,142
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	450,000	465,255
AMT, 5.625%, 4/1/2040	1,290,000	1,401,636
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 6/30/2060	2,085,000	2,188,992
AMT, 6.0%, 6/30/2054	250,000	275,367
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	278,063
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	8,759,416
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 5.0%, 3/15/2047	3,500,000	3,747,128
New York, State Urban Development Corp., Income Tax, Series A, 3.0%, 3/15/2050	2,000,000	1,557,350
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,761,956
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	152,454
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	3,000,000	2,914,188
New York, NY, General Obligation:
Series A, 4.0%, 8/1/2040	3,500,000	3,559,744
Series B-1, 5.25%, 10/1/2047	500,000	553,007
Port Authority of New York & New Jersey:
Series 193, AMT, 5.0%, 10/15/2035	800,000	809,438
5.0%, 9/1/2036	205,000	206,203
5.0%, 9/1/2039	510,000	512,868
Series 207, AMT, 5.0%, 9/15/2048	1,875,000	1,922,851
Series 242, AMT, 5.0%, 12/1/2053	1,000,000	1,050,688
		37,020,132
North Carolina 1.4%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	525,000	536,756
North Carolina, State Turnpike Authority, Triangle Expressway System, Series A, 5.0%, 1/1/2058, INS: AGMC	5,000,000	5,346,077
		5,882,833
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	265,000	278,647
Ohio 4.5%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A-2, 4.0%, 6/1/2048	4,245,000	3,951,267
“2", Series B-2, 5.0%, 6/1/2055	4,400,000	4,199,175
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	1,806,956
Franklin County, OH, Trinity Health Corp., Obligated Group Revenue, Series A, 5.0%, 12/1/2047	2,950,000	3,019,084

Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	570,000	587,440
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,364,766
Ohio, Brunswick City School District, General Obligation, 4.125%, 12/1/2048, INS: BAM	2,500,000	2,509,945
		18,438,633
Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,430,669
Pennsylvania 6.9%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,161,525
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	480,359
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,583,798
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	805,129
5.0%, 6/1/2035	375,000	401,360
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	20,476
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	3,500,000	3,968,487
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,263,411
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	952,593	1,011,624
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,053,453
Series B-1, 5.0%, 6/1/2042	2,000,000	2,075,672
Series A, 5.0%, 12/1/2044	4,665,000	4,957,052
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	926,954
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,563,831
		28,273,131
South Carolina 2.4%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	5,566,547
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,033,090
		9,599,637
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	830,000	685,397
Tennessee 1.9%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	1,040,000	1,092,083
Series A, 5.0%, 7/1/2044	1,600,000	1,656,464
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC:
Series A-1, 5.5%, 7/1/2054, INS: BAM	955,000	1,049,540
Series A-1, 5.5%, 7/1/2059, INS: BAM	1,145,000	1,250,957

Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp.:
Series A, 4.0%, 11/1/2045	125,000	95,406
Series A, 4.0%, 11/1/2055	1,625,000	1,147,208
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,350,000	1,429,094
		7,720,752
Texas 21.8%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,183,806
Series E, 5.0%, 1/1/2045	300,000	315,506
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	401,120
Conroe, TX, Independent School District, General Obligation, 4.0%, 2/15/2049	4,350,000	4,224,499
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	2,415,000	2,448,120
Dickinson, TX, Independent School District, 4.25%, 2/15/2053	2,500,000	2,504,728
Houston, TX, Airport System Revenue:
Series A, AMT, 4.5%, 7/1/2053, INS: AGMC	5,000,000	5,001,565
Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,332,440
Judson, TX, Independent School District, General Obligation, 4.0%, 2/1/2053	5,000,000	4,871,753
Klein, TX, Klein Independent School District, 4.0%, 8/1/2047	3,500,000	3,487,028
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	2,050,000	1,799,145
North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,887,288
5.0%, 1/1/2050	1,435,000	1,485,757
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,520,000	1,310,872
Series A, 4.0%, 4/1/2051	3,000,000	2,487,824
Series A, 4.0%, 4/1/2054	790,000	645,063
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project, Series A, 5.0%, 10/1/2051	1,000,000	794,793
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	5,160,409
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	165,000	167,351
Series A, 4.0%, 8/1/2041, INS: BAM	200,000	200,517
Texas, Grand Parkway Transportation Corp. Revenue, Series C, 4.0%, 10/1/2045	3,465,000	3,400,382
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	6,510,562
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2049	735,000	642,837
Texas, Pasadena Independent School District, 4.25%, 2/15/2053	5,000,000	5,009,455
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,720,000	1,893,306
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	7,444,133
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	7,376,881
Texas, State General Obligation, Series A, AMT, 4.125%, 8/1/2044	3,000,000	2,882,968
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	2,155,000	2,237,974
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,241,617

Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	1,815,000	1,776,111
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	2,692,510
		88,818,320
Utah 0.8%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	990,563
Series A, AMT, 5.0%, 7/1/2048	575,000	589,450
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	1,000,000	996,591
4.0%, 10/15/2048	680,000	646,609
		3,223,213
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College Inc., 144A, 5.25%, 10/1/2052	1,000,000	954,435
Virginia 3.0%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
Series A, 5.0%, 10/1/2042	140,000	147,254
Series A, 5.0%, 10/1/2047	465,000	480,708
Series A, 5.0%, 10/1/2052	600,000	612,555
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	560,000	521,267
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	560,346
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	2,900,000	2,933,393
AMT, 5.0%, 12/31/2049	735,000	741,886
AMT, 5.0%, 12/31/2052	3,775,000	3,802,284
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	355,000	366,551
Williamsburg, VA, Economic Development Authority Revenue, College of William & Mary Project, Series A, 4.125%, 7/1/2058, INS: AGMC	2,240,000	2,227,713
		12,393,957
Washington 3.1%
Port of Seattle, WA, Revenue Bonds, Series A, AMT, 5.0%, 5/1/2043	1,935,000	1,979,703
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	455,000	483,342
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	6,162,342
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	3,515,000	2,548,977
Washington, State Housing Finance Commission Municipal Certificates, Series A-1, 3.5%, 12/20/2035	589,970	554,139
Washington, State Housing Finance Commission, Emerald Heights, Series B-1, 4.75%, 7/1/2027	185,000	185,019
Washington, State Housing Finance Commission, Horizon House Project, 144A, 5.0%, 1/1/2038	750,000	690,069
		12,603,591

West Virginia 1.0%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	2,015,000	2,083,770
Series A, 5.0%, 6/1/2047	2,010,000	2,066,812
		4,150,582
Wisconsin 4.1%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project, Series B, 5.0%, 7/1/2053	1,000,000	741,385
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd., Series A, 4.0%, 6/15/2061	5,200,000	3,823,944
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,360,647
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,805,669
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,044,504
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054	3,550,000	3,909,212
		16,685,361
Puerto Rico 2.1%
Puerto Rico, General Obligation, Series A1, 4.0%, 7/1/2046	4,276,060	3,864,721
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	14,900,000	4,850,939
		8,715,660
Total Municipal Investments (Cost $576,414,743)		583,809,769

Underlying Municipal Bonds of Inverse Floaters (c) 5.4%
Pennsylvania 2.7%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (d)	10,000,000	11,081,520
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 9.75%, 6/1/2030, Leverage Factor at purchase date: 4 to 1
Texas 2.7%
Texas, State General Obligation, Series B, 5.0%, 2/1/2045 (d)	10,000,000	10,916,841
Trust: Texas, State General Obligation, Series 2022-XM1063, 144A, 8.63%, 2/1/2030, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $21,131,648)		21,998,361

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 3.01% (e) (Cost $10,524)	10,523	10,524

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $597,556,915)	148.7	605,818,654
Floating Rate Notes (c)	(3.7)	(15,000,000)
Series 2020-1 VMTPS, net of deferred offering costs	(46.6)	(190,000,000)
Other Assets and Liabilities, Net	1.6	6,537,022
Net Assets Applicable to Common Shareholders	100.0	407,355,676
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 29,
2024. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$605,808,130	$—	$605,808,130
Open-End Investment Companies	10,524	—	—	10,524
Total	$10,524	$605,808,130	$—	$605,818,654

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMIT-PH1
R-080548-2 (1/25)